Cover	Sep. 02, 2024
Cover [Abstract]
Entity Registrant Name	KINETIC GROUP INC.
Entity Central Index Key	0001696195
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 02, 2024
Entity Ex Transition Period	false
Entity File Number	333-216047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-4685650
Entity Address Address Line 1	2801 NW 74TH Avenue
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33122
City Area Code	786
Local Phone Number	712-6827
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false